Cost of Sales, Selling Expenses and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Cost of Sales, Selling Expenses and Administrative Expenses
Schedule of depreciation, amortization and other amortization included in cost of sales, selling expenses, administrative expenses and other expenses

	2018		2017		2016

Cost of sales	Ps.	14,147,169	Ps.	13,329,335	Ps.	11,903,806
Selling expenses		1,694,966		1,270,529		1,183,230
Administrative expenses		4,436,746		4,441,084		4,244,038
	Ps.	20,278,881	Ps.	19,040,948	Ps.	17,331,074

Schedule of employee benefits

	2018		2017		2016
Short-term employee benefits	Ps.	16,000,255	Ps.	16,124,608	Ps.	15,438,218
Share-based compensation		1,327,549		1,489,884		1,410,492
Post-employment benefits		171,156		158,905		53,344
	Ps.	17,498,960	Ps.	17,773,397	Ps.	16,902,054